SCHEDULE II-CONDENSED FINANCIAL INFORMATION OF REGISTRANT (PARENT COMPANY) (Details 4) (USD $)	3 Months Ended									12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Sep. 30, 2008	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Adjustments to reconcile net losses to net cash provided by (used in) operating activities:
Net realized investment gains	$ (2,691,000)	$ 177,000	$ (10,050,000)	$ (4,472,000)	$ (7,962,000)	$ (4,527,000)	$ (4,291,000)	$ (6,463,000)		$ (17,036,000)	$ (23,243,000)	$ 12,755,000
Depreciation										3,177,000	3,037,000	3,284,000
Other items, net										(9,144,000)	(521,000)	6,441,000
Change in:
Stock option excess tax benefit										(4,210,000)	(2,732,000)	(444,000)
Changes in investment in unconsolidated investees:
Undistributed earnings										(6,497,000)	(7,101,000)	(5,052,000)
Dividends received					7,900,000				4,000,000		7,920,000
Net cash provided by operating activities										117,991,000	100,235,000	127,759,000
Purchase of:
Fixed income, available-for-sale										(450,813,000)	(549,843,000)	(622,826,000)
Property and equipment										(5,382,000)	(2,841,000)	(11,565,000)
Sale of:
Fixed income, available-for-sale										383,664,000	323,887,000	230,604,000
Short-term investments, net										15,922,000	64,673,000	23,715,000
Call or maturity of:
Fixed income, available-for-sale										261,654,000	382,456,000	390,044,000
Net cash provided by (used in) investing activities										87,641,000	92,606,000	(96,099,000)
Cash flows from financing activities:
Stock option excess tax benefit										4,210,000	2,732,000	444,000
Proceeds from stock option exercises										8,821,000	5,087,000	4,804,000
Treasury shares purchased										(6,624,000)	(23,858,000)	(19,251,000)
Treasury shares reissued												5,222,000
Net cash used in financing activities										(124,448,000)	(192,841,000)	(31,660,000)
Net (decrease) increase in cash										81,184,000
Cash at beginning of year				0						0
Cash at end of year	81,184,000				0					81,184,000	0
PARENT COMPANY
Cash flows from operating activities:
Earnings (loss) before equity in net earnings of subsidiaries										(1,149,000)	2,469,000	(4,277,000)
Adjustments to reconcile net losses to net cash provided by (used in) operating activities:
Net realized investment gains										(42,000)	13,000	(166,000)
Depreciation										235,000	271,000	271,000
Other items, net										(104,000)	255,000	572,000
Change in:
Affiliate balances payable										3,026,000	(1,109,000)	1,803,000
Federal income taxes										3,330,000	1,730,000	1,511,000
Stock option excess tax benefit										(4,210,000)	(2,732,000)	(444,000)
Changes in investment in unconsolidated investees:
Undistributed earnings										(6,497,000)	(7,101,000)	(5,052,000)
Dividends received											7,920,000
Net cash provided by operating activities										(5,411,000)	1,716,000	(5,782,000)
Purchase of:
Fixed income, available-for-sale										(29,621,000)	(42,908,000)	(28,536,000)
Short-term investments, net										(10,198,000)		(13,425,000)
Property and equipment										(11,000)	(6,000)
Sale of:
Fixed income, available-for-sale										8,125,000		7,531,000
Short-term investments, net											15,072,000
Call or maturity of:
Fixed income, available-for-sale										24,400,000	27,930,000	33,750,000
Cash dividends received-subsidiaries										150,000,000	208,000,000	40,000,000
Net cash provided by (used in) investing activities										142,695,000	208,088,000	39,320,000
Cash flows from financing activities:
Stock option excess tax benefit										4,210,000	2,732,000	444,000
Proceeds from stock option exercises										8,821,000	5,087,000	4,804,000
Treasury shares purchased										(6,624,000)	(23,858,000)	(19,251,000)
Treasury shares reissued												5,222,000
Cash dividends paid										(143,371,000)	(193,848,000)	(25,023,000)
Net cash used in financing activities										(136,964,000)	(209,887,000)	(33,804,000)
Net (decrease) increase in cash										320,000	(83,000)	(266,000)
Cash at beginning of year				26,000				109,000		26,000	109,000	375,000
Cash at end of year	346,000				26,000					346,000	26,000	109,000
Interest paid on outstanding debt										$ 6,000,000	$ 6,000,000	$ 6,000,000